Innovator Nasdaq-100 Managed Floor ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 97.5%		Shares	Value
Advertising - 0.5%
Trade Desk, Inc. - Class A (a)		9,967	$895,834

Auto Manufacturers - 3.1%
Tesla, Inc. (a)		22,956	5,327,399

Beverages - 2.4%
Coca-Cola Europacific Partners PLC		27,032	1,994,151
Keurig Dr Pepper, Inc.		62,673	2,148,430
			4,142,581

Biotechnology - 4.5%
Amgen, Inc.		11,066	3,679,113
Gilead Sciences, Inc.		40,684	3,094,425
Moderna, Inc. (a)		7,532	897,965
			7,671,503

Commercial Services - 2.3%
PayPal Holdings, Inc. (a)		26,768	1,760,799
Verisk Analytics, Inc.		7,916	2,072,013
			3,832,812

Computers - 9.6%
Apple, Inc.		73,438	16,309,111

Distribution/Wholesale - 2.7%
Copart, Inc. (a)		41,875	2,191,319
Fastenal Co.		32,655	2,310,341
			4,501,660

Electric - 1.3%
Xcel Energy, Inc.		38,171	2,224,606

Food - 1.3%
Kraft Heinz Co.		65,017	2,289,249

Healthcare-Products - 1.0%
IDEXX Laboratories, Inc. (a)		3,460	1,647,375

Internet - 19.8%
Alphabet, Inc. - Class A		30,251	5,189,257
Alphabet, Inc. - Class C		27,508	4,763,010
Amazon.com, Inc. (a)		52,636	9,841,879
CDW Corp./DE		5,964	1,300,808
Meta Platforms, Inc. - Class A		16,079	7,634,792
Netflix, Inc. (a)		5,940	3,732,399
PDD Holdings, Inc. - ADR (a)		9,181	1,183,339
			33,645,484

Lodging - 1.4%
Marriott International, Inc./MD - Class A		10,078	2,290,729

Oil & Gas - 1.0%
Diamondback Energy, Inc.		8,180	1,654,896

Retail - 4.5%
Costco Wholesale Corp.		7,075	5,815,650
Ross Stores, Inc.		13,160	1,884,907
			7,700,557

Semiconductors - 24.2%
Advanced Micro Devices, Inc. (a)		26,187	3,783,498
ASML Holding NV		2,259	2,116,005
Broadcom, Inc.		56,489	9,076,653
GLOBALFOUNDRIES, Inc. (a)		25,545	1,303,050
KLA Corp.		3,886	3,198,450
Marvell Technology, Inc.		24,010	1,608,190
Microchip Technology, Inc.		24,709	2,193,665
NVIDIA Corp.		118,417	13,857,157
NXP Semiconductors NV		9,561	2,516,073
ON Semiconductor Corp. (a)		17,654	1,381,425
			41,034,166

Software - 15.5%
Adobe, Inc. (a)		7,078	3,904,579
Autodesk, Inc. (a)		7,311	1,809,619
Electronic Arts, Inc.		14,092	2,127,046
Microsoft Corp.		36,550	15,290,692
Take-Two Interactive Software, Inc. (a)		8,509	1,280,860
Workday, Inc. - Class A (a)		8,678	1,970,947
			26,383,743

Telecommunications - 2.4%
T-Mobile US, Inc.		22,645	4,127,731
TOTAL COMMON STOCKS (Cost $155,986,099)			165,679,436

PURCHASED OPTIONS - 1.5% (b)	Notional Amount	Contracts	Value
Put Options - 1.5%			$–
Invesco QQQ Trust Series 1, (c)(d)		–	$–
Expiration: 09/30/2024; Exercise Price: $383.78	42,773,156	908	80,812
Expiration: 12/31/2024; Exercise Price: $384.00	42,726,049	907	324,706
Expiration: 03/31/2025; Exercise Price: $400.00	42,867,370	910	723,450
Expiration: 06/30/2025; Exercise Price: $430.00	40,747,555	865	1,415,140
Total Put Options			2,544,108
TOTAL PURCHASED OPTIONS (Cost $3,473,764)			2,544,108

TOTAL INVESTMENTS - 99.0% (Cost $159,459,863)			168,223,544
Money Market Deposit Account - 1.2% (e)			2,002,885
Liabilities in Excess of Other Assets - (0.2)%			(360,120)
TOTAL NET ASSETS - 100.0%			$169,866,309

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a) Non-income producing security.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.
(c) Exchange-traded.
(d) 100 shares per contract.
(e) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2024 was 5.24%.

Innovator Nasdaq-100 Managed Floor ETF
Schedule of Written Options
July 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.4)%	Notional Amount	Contracts	Value
Call Options - (0.4)%
NASDAQ 100 Index (a)(b)		0	–
Expiration: 08/05/2024; Exercise Price: $20,475.00	$(56,151,047)	(29)	$(6,670)
Expiration: 08/09/2024; Exercise Price: $19,750.00	(56,151,047)	(29)	(376,710)
Expiration: 08/14/2024; Exercise Price: $20,100.00	(56,151,047)	(29)	(227,360)
Total Call Options			(610,740)
TOTAL WRITTEN OPTIONS (Premiums received $665,582)			$(610,740)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Innovator Nasdaq-100 Managed Floor ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$165,679,436	$–	$–	$165,679,436
Purchased Options	2,544,108	–	–	2,544,108
Total Investments	$168,223,544	$–	$–	$168,223,544

Liabilities:
Investments:
Written Options	(610,740)	–	–	(610,740)
Total Investments	$(610,740)	$–	$–	$(610,740)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings as of July 31, 2024
(% of Net Assets)

Common Stocks	$165,679,436	97.5%
Purchased Options	2,544,108	1.5
Written Options	(610,740)	(0.4)
Money Market Deposit Account	2,002,885	1.2
Other Assets in Excess of Other Assets	250,620	0.2
	169,866,309	100.0%